Related Party Transactions	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS

a) Transactions with Golar Partners and subsidiaries:

Net revenues/(expenses): The transactions with Golar Partners and its subsidiaries for the nine months ended September 30, 2019 and 2018 consisted of the following:

	Nine months ended September 30,
(in thousands of $)	2019	2018
Management and administrative services revenue (a)	7,195	5,777
Ship management fees revenue (b)	3,345	3,900
Interest expense on deposits payable (c)	—	(4,779)
Total	10,540	4,898

Payables: The balances with Golar Partners and its subsidiaries as of September 30, 2019 and December 31, 2018 consisted of the following:

(in thousands of $)	September 30, 2019	December 31, 2018
Trading balances owing to Golar Partners and affiliates (d)	(3,442)	4,091
Methane Princess lease security deposit movement (e)	(2,386)	(2,835)
Total	(5,828)	1,256

a)
Management and administrative services agreement - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management Limited ("Golar Management"), a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.

b)
Ship management fees - Golar and certain of its affiliates charge ship management fees to Golar Partners for the provision of technical and commercial management of Golar Partners' vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Partners may terminate these agreements by providing 30 days written notice.

c)	Interest expense on deposits payable

Deferred purchase price - In May 2017, the Golar Tundra had not commenced her charter and, accordingly, Golar Partners elected to exercise the Tundra Put Right to require us to repurchase Tundra Corp at a price equal to the original purchase price. In connection with Golar Partners exercising the Tundra Put Right, we and Golar Partners entered into an agreement pursuant to which we agreed to purchase Tundra Corp from Golar Partners on the date of the closing of the Tundra Put Sale in return we were required to pay an amount equal to $107.2 million (the "Deferred Purchase Price") plus an additional amount equal to 5% per annum of the Deferred Purchase Price (the "Additional Amount"). The Deferred Purchase Price and the Additional Amount was applied to the net sale price of the Hilli Disposal (defined below) on July 12, 2018.

Deposit received from Golar Partners - On August 15, 2017, we entered into the Hilli Sale Agreement with Golar Partners for the Hilli, or the Hilli Disposal, from the Sellers of the Hilli Common Units in Hilli LLC. On the Closing Date of the Hilli Disposal, Hilli LLC will be the disponent owner of the Hilli. The Disposal Interests represent the equivalent of 50% of the two liquefaction trains, out of a total of four, that are contracted to Perenco and SNH under an eight-year LTA. Concurrent with the execution of the Hilli Sale Agreement, we received a further $70 million deposit from Golar Partners, upon which we pay interest at a rate of 5% per annum. We applied the deposit received and interest accrued to the purchase price on July 12, 2018, upon completion of the Hilli Disposal.

We have recognized $nil and $2.9 million, and $nil and $1.9 million from the above arrangements as interest expense on the Deferred Purchase Price and the $70 million deposit for the nine months ended September 30, 2019 and 2018, respectively.

d)
Trading balances - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, interest expense and expenses for management, advisory and administrative services and may include working capital adjustments with respect to disposals to the Partnership, as well as charterhire expenses. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us.

e)
Methane Princess Lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.

Other transactions:

During the nine months ended September 30, 2019 and 2018, we received total distributions from Golar Partners of $27.6 million and $39.3 million, respectively with respect to the common units and general partner units owned by us.

During the nine months ended September 30, 2019 and 2018 Hilli LLC had declared distributions totalling $12.9 million and $1.9 million, respectively with respect to the common units owned by Golar Partners. As of September 30, 2019, we have a payable of $4.0 million to Golar Partners, recorded in "amounts due to related parties", in respect of the Hilli quarterly distribution.

b) Transactions with Golar Power and affiliates:

Net revenues: The transactions with Golar Power and its affiliates for the nine months ended September 30, 2019 and 2018 consisted of the following:

	Nine months ended September 30,
(in thousands of $)	2019	2018
Management and administrative services revenue	4,492	3,640
Ship management fees income	908	1,050
Debt guarantee compensation (a)	942	539
Other	—	(247)
Total	6,342	4,982

Payables: The balances with Golar Power and its affiliates as of September 30, 2019 and December 31, 2018 consisted of the following:

(in thousands of $)	September 30, 2019	December 31, 2018
Trading balances due to Golar Power and affiliates (b)	(419)	(5,417)
Total	(419)	(5,417)

a)
Debt guarantee compensation - In connection with the closing of the formation of the joint venture Golar Power with Stonepeak, Golar Power entered into agreements to compensate Golar in relation to certain debt guarantees relating to Golar Power and its subsidiaries. This compensation amounted to an aggregate of $0.9 million and $0.5 million income for the nine months ended September 30, 2019 and 2018, respectively.

b)
Trading balances - Receivables and payables with Golar Power and its subsidiaries are comprised primarily of unpaid management fees, charterhire expenses, advisory and administrative services and may include working capital adjustments in connection with the initial formation of the joint venture and transaction with Stonepeak. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Power and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Power, including ship management and administrative service fees due to us.

Guarantees:

Debt guarantees - The debt guarantees on the Golar Penguin and the Golar Celsius were previously issued by Golar to third party banks in respect of certain secured debt facilities relating to Golar Power and subsidiaries. As described in (a) above we receive compensation from Golar Power in relation to the provision of the guarantees. In addition, a debt guarantee was provided on the newbuild Golar Nanook. The liability which is recorded in "Other non-current liabilities" is being amortized over the remaining term of the respective debt facilities with the credit being recognized in "Other financial items". As of September 30, 2019 and December 31, 2018, the Company guaranteed $368.5 million and $393.5 million, respectively of Golar Power's gross long-term debt obligations. The debt facilities are secured against specific vessels.

c) Transactions with OneLNG and subsidiaries:

Net revenues: The transactions with OneLNG and its subsidiaries for the nine months ended September 30, 2019 and 2018 consisted of the following:

	Nine months ended September 30,
(in thousands of $)	2019	2018
Management and administrative services revenue	—	1,399
Total	—	1,399

Receivables: The balances with OneLNG and its subsidiaries as of September 30, 2019 and December 31, 2018 consisted of the following:

(in thousands of $)	September 30, 2019	December 31, 2018
Trading balances due from OneLNG (a)	5,207	8,169
Total	5,207	8,169

a)
Trading balances - Receivables and payables with One LNG and its subsidiaries are comprised primarily of unpaid management fees, charterhire expenses, advisory, administrative services and payment on behalf of a related party and vice versa. In 2018, it was decided that Golar and Schlumberger will wind down OneLNG and work on FLNG projects as required on a case-by-case basis.

During the nine months ended September 30, 2019 and 2018, respectively, we have written off $3.0 million and $12.7 million of the unrecoverable trading balance with OneLNG. In October 2019, we have received $4.5 million from OneLNG.

d) Transactions with the Cool Pool:

On June 28, 2019, we acquired GasLog's shares in the Cool Pool. Consequently on July 8, 2019 GasLog's vessel charter contracts concluded and GasLog withdrew its participation from the Cool Pool. Following Gaslog's departure, we assumed sole responsibility for the management of the Cool Pool and consolidate the Cool Pool. From point of consolidation, the Cool Pool ceased to be a related party.

The table below summarizes our earnings generated from our participation in the Cool Pool:

	Nine months ended September 30,
(in thousands of $)	2019	2018
Time and voyage charter revenues	43,332	104,842
Time charter revenues - collaborative arrangement	23,359	36,182
Voyage, charterhire and commission expenses	(8,092)	(10,969)
Voyage, charterhire and commission expenses - collaborative arrangement	(18,933)	(50,434)
Net income from the Cool Pool	39,666	79,621

Receivables from other related parties:

(in thousands of $)	September 30, 2019	December 31, 2018
Cool Pool (a)	—	43,985
Total	—	43,985

e) Transactions with other related parties:

Net expenses: The transactions with Magni Partners (Bermuda) Limited (“Magni Partners”) for the nine months ended September 30, 2019 and 2018 consisted of the following:

	Nine months ended September 30,
(in thousands of $)	2019	2018
Administrative expenses (a)	858	457
Total	858	457

Receivables(payables) from other related parties:

(in thousands of $)	September 30, 2019	December 31, 2018
Magni Partners (a)	1	(8)
Total	1	(8)

(a) Magni Partners - Tor Olav Trøim is the founder of, and a partner in, Magni Partners (Bermuda) Limited, a privately held Bermuda company, and is the ultimate beneficial owner of the company. Pursuant to an agreement between Magni Partners and a Golar subsidiary, for the nine months ended September 30, 2019 and 2018, Golar was recharged $0.9 million and $0.5 million, respectively, for consultancy services provided by Magni Partners.